LEASES - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease cost
Fixed cost and variable cost that depend on index	$ 7,806	$ 5,216
Short term lease cost	900	1,063
Total lease cost	$ 8,706	$ 6,279
Office spaces, stores and motor vehicles | Maximum
Lease description
Remaining lease term	5 years
Renewal term of lease	5 years